Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Rental expenses	$ 283,168	$ 122,699	$ 167,252
Lease expense	283,168
Interest expense	23,786
Amortization expense	176,049
Short-term lease expense	83,333
Cash paid for operating leases	$ 195,521